Submission	Jan. 08, 2025
Submission [Line Items]
Central Index Key	0001039828
Registrant Name	American National Group Inc.
Registration File Number	333-281155
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES